Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Deferred Tax Assets
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	For the Years ended December 31,
(in thousands)	2021	2020
Net deferred tax assets:
Net operating loss carryforwards	$49,906	$25,778
Stock based compensation	3,150	318
Fixed assets	340	45
Other	45	818

Total gross deferred tax assets, net	53,441	26,959

Valuation allowance	(44,186)	(27,075)
Net deferred tax assets
Deferred tax liabilities (long term):
Warrants	(9,255)	116

Net deferred tax assets	$—	$—

Summary of Income Before Income Taxes
Loss (income) before taxes is attributable to the following tax jurisdictions:

	For the Years Ended December 31,
(in thousands)	2021	2020	2019
U.S. operations	$62,902	$22,415	$29,127
Foreign operations	(207)	(69)	(49)

	$62,695	$22,346	$29,078

Summary of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate
A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the Years ended December 31,
(in thousands)	2021	2020	2019
Loss before income taxes	$62,695	$22,346	$29,078
Statutory tax rate	21%	21%	21%
Theoretical tax benefit	13,166	4,693	6,106
Increase (decrease) in effective tax rate due to:
State taxes, net of federal benefit	2,500	1,125	1,508
Permanent differences	1,492	(586)	(591)
Valuation allowance	(17,111)	(5,208)	(7,015)

Actual income taxes	$47	$24	$8